Commitments and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingent Liabilities [Abstract]
2018	$ 2,504
2019	2,494
2020	2,465
2021	2,195
2022 and thereafter	6,982
Total	$ 16,640